Operating Results of Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	¥ 186,060	¥ 169,670	¥ 174,519	¥ 179,021	¥ 709,270	¥ 682,320	¥ 675,988
Loss on discontinued operations before income taxes						(7,796)	(7,012)
Income taxes						28	841
Loss on discontinued operations						(7,768)	(6,171)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						5,615	17,662
Lens Actuator Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes						(2,203)	(1,409)
Income taxes						(269)	(289)
Loss on discontinued operations						(2,472)	(1,698)
Lens Actuator Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						1,576	2,391
Nidec Pegion Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes						(1,817)	(663)
Income taxes						129	8
Loss on discontinued operations						(1,688)	(655)
Nidec Pegion Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						1,365	3,168
Compact Digital Camera Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes						(3,776)	(369)
Income taxes						168	57
Loss on discontinued operations						(3,608)	(312)
Compact Digital Camera Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						2,674	6,983
Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes							(4,571)
Income taxes							1,065
Loss on discontinued operations							(3,506)
Specialty Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							¥ 5,120